Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 21 – Leases

A.	Information regarding material lease agreements
a.	The Group leases vehicles for approximately three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s quarters staff in Israel, marketing and salespersons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16, “Leases” and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, “Employee Benefits”. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

A lease liability and right-of-use asset in the amount of $306 have been recognized in the statement of financial position as of December 31, 2024, in respect of leases of vehicles.

b.	The Group leases offices in Ness-Ziona, Israel, for a contractual period of up to five years under a few different contracts for different floors used for offices, labs and manufacturing facilities. The contractual periods of the aforesaid lease agreements end in August 2024, November 2026 and July 2027. In September 2024 the group extended its lease offices in Ness-Ziona by an additional two years until September 2026, recognizing additional $596 right-of-use asset. The Group also leases office in Tel Aviv, Israel, for a contractual period of five years, which ends in March 2027, offices in Waltham, Massachusetts, U.S., for a contractual period of seven years, which ends in February 2029, in Munich, Germany for a contractual period of five years, which ends in December 2027, and in Alkmaar and Goirle, Netherlands, for a contractual period of five and seven years which end in April 2028 and April 2029 respectively. In December 2023, the Group extended its offices lease in Goirle, Netherlands until March 2029, recognizing an additional $613 right-of-use asset.

The lease payments in some of the Group’s leases in Israel and Germany are linked to the local consumer price indexes known on the lease’s date of inception. A revaluation of the lease payments was recognized as a right-of-use asset. The asset was adjusted by the amount of $160 in 2024.

The Group has the option to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Group did not take into account those options since under the current management those options are not reasonably certain to be exercised.

B.	Right-of-use assets:

	Buildings	Vehicles	Total
Balance as of January 1, 2023	16,201	338	16,539
Depreciation	(4,316)	(256)	(4,572)
Disposals	(293)	(46)	(339)
Additions	613	316	929
Remeasurement	(536)	—	(536)
Effect of changes in exchange rates	44	7	51
Balance as of December 31, 2023	11,713	359	12,072
Depreciation	(3,803)	(230)	(4,033)
Disposals	—	(96)	(96)
Additions	969	306	1,275
Remeasurement	159	1	160
Effect of changes in exchange rates	(60)	(11)	(71)
Balance as of December 31, 2024	8,978	329	9,307

C.	Lease liabilities

Maturity analysis of the Group’s lease liabilities:

	December 31,	December 31,
	2023	2024
Maturity analysis of the Group’s lease liabilities:
Less than one year	4,473	3,968
One to five years	8,520	6,547
Above 5 years	222	—
Total	13,215	10,515

D.	Amounts recognized in profit or loss

	2022	2023	2024
Interest expenses on lease liability	180	477	557
Expenses relating to leases	3,723	4,911	4,129
	3,903	5,388	4,686

During the years ended December 31, 2024 and 2023, the Company paid a total of $4,524 and $4,823, respectively, for lease payments.